UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-09583

                                     UBS Eucalyptus Fund, L.L.C.

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                                           New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                         Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 525-6000

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

UBS EUCALYPTUS FUND, L.L.C.

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2013 to June 30, 2013

UBS EUCALYPTUS FUND, L.L.C.

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2013 to June 30, 2013

UBS Eucalyptus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2013

ASSETS

Investments in securities, at fair value (cost $121,076,491)	$150,272,107
Cash	9,123,307
Foreign cash, at fair value (cost $7,608,128)	7,377,946
Due from broker	58,395,310
Collateral deposited with broker on swaps	3,887,199
Investments sold, not settled	1,043,973
Unrealized appreciation on swaps	306,329
Dividends receivable	94,506
Interest receivable	6,050
Other assets	45,191

Total Assets	230,551,918

LIABILITIES

Securities sold, not yet purchased, at fair value (proceeds of sales $46,768,337)	54,062,385
Unrealized depreciation on swaps	728,953
Options written, at fair value (premiums $90,963)	778
Due to broker	25,649,749
Investments purchased, not settled	527,276
Withdrawals payable	204,937
Professional fees payable	161,039
Withdrawals payable due to Adviser	115,352
Interest payable	82,685
Dividends payable	15,001
Custody fee payable	14,756
Administration fee payable	12,944
Other liabilities	19,466

Total Liabilities	81,595,321

Members’ Capital	$148,956,597

MEMBER’S CAPITAL

Represented by:
Net capital contributions	$127,617,653
Accumulated net unrealized appreciation/(depreciation) on investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency translations	21,338,944

Members’ Capital	$148,956,597

The accompanying notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Statement of Operations

(Unaudited)

Period from January 1, 2013 to June 30, 2013

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $195,365)	$990,280
Interest	71,969
Other income	4,078

Total Investment Income	1,066,327

EXPENSES

Management Fee	917,080
Dividends on securities sold, not yet purchased	497,275
Stock loan fee expense	441,439
Professional fees	234,197
Margin interest	202,670
Administration fee	75,212
Custody fee	72,267
Directors’ fees	34,712
Printing, insurance and other expenses	114,180

Total Expenses	2,589,032

Net Investment Loss	(1,522,705)

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
Investments in securities	12,383,851
Securities sold, not yet purchased	(9,204,053)
Swaps	(66,062)
Written options	70,265
Foreign currency transactions	259,782
Net change in unrealized appreciation/depreciation on:
Investments in securities	14,597,457
Securities sold, not yet purchased	(1,728,832)
Swaps	(395,081)
Written options	109,963
Foreign currency translations	(229,940)

Net Realized and Unrealized Gain/Loss from Investments	15,797,350

Net Increase in Members’ Capital Derived from Operations	$14,274,645

The accompanying notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Statements of Changes in Members’ Capital

Year Ended December 31, 2012 and Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Adviser	Members	Total

Members’ Capital at January 1, 2012	$294,618	$126,894,243	$127,188,861

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment income/(loss)	(4,464)	(2,776,414)	(2,780,878)
Net realized gain/(loss) from investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency transactions	32,390	13,208,442	13,240,832
Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency translations	32,180	13,703,296	13,735,476
Incentive Allocation	4,833,081	(4,833,081)	–
Net Increase (Decrease) in Members’ Capital Derived from Operations	4,893,187	19,302,243	24,195,430

MEMBERS’ CAPITAL TRANSACTIONS
Adviser and Members’ withdrawals	(4,833,081)	(6,410,157)	(11,243,238)
Net Increase (Decrease) in Members’ Capital Derived from Capital Transactions	(4,833,081)	(6,410,157)	(11,243,238)

Members’ Capital at December 31, 2012	$354,724	$139,786,329	$140,141,053

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment income/(loss)	(1,896)	(1,520,809)	(1,522,705)
Net realized gain/(loss) from investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency transactions	11,759	3,432,024	3,443,783
Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency translations	28,681	12,324,886	12,353,567
Incentive Allocation	2,841,205	(2,841,205)	–
Net Increase (Decrease) in Members’ Capital Derived from Operations	2,879,749	11,394,896	14,274,645

MEMBERS’ CAPITAL TRANSACTIONS
Adviser and Members’ withdrawals	(115,352)	(5,343,749)	(5,459,101)
Net Increase (Decrease) in Members’ Capital Derived from Capital Transactions	(115,352)	(5,343,749)	(5,459,101)

Members’ Capital at June 30, 2013	$3,119,121	$145,837,476	$148,956,597

The accompanying notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Statement of Cash Flows

(Unaudited)

Period from January 1, 2013 to June 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital derived from operations	$14,274,645
Adjustments to reconcile net increase in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments	(87,699,386)
Proceeds from disposition of investments	123,887,289
Proceeds received from securities sold, not yet purchased and written options	53,500,279
Cost to cover securities sold, not yet purchased and written options	(73,235,781)
Net realized (gain)/loss from investments in securities, securities sold, not yet purchased, and written options	(3,250,063)
Net accretion of bond discount and amortization of bond premium	3,474,081
Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet purchased, swaps and written options	(12,583,507)
Changes in assets and liabilities:
(Increase) decrease in assets:
Collateral deposited with broker on swaps	6,000,000
Dividends receivable	(41,469)
Due from broker	6,319,208
Interest receivable	5,221
Investments sold, not settled	(832,988)
Other assets	(36,276)
Increase (decrease) in liabilities:
Administration fee payable	(15,087)
Custody fee payable	(558)
Dividends payable	(50,015)
Due to broker	(12,880,834)
Interest payable	(18,631)
Investments purchased, not settled	(1,971,121)
Professional fees payable	(41,130)
Other liabilities	731
Net cash provided by operating activities	14,804,608

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Adviser withdrawals, including change in withdrawals payable due to Adviser	(4,833,081)
Payments on Members’ withdrawals, including change in withdrawals payable	(5,357,320)
Net cash used in financing activities	(10,190,401)

Net increase in cash and foreign cash	4,614,207
Cash and foreign cash - beginning of period	11,887,046
Cash and foreign cash - end of period	$16,501,253

Supplemental cash flows disclosure:
Interest paid	$221,301

The accompanying notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Financial Highlights

June 30, 2013

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

	Period from January 1, 2013 to June 30, 2013		Years Ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Ratio of net investment loss to average members’ capital [a]	(2.06%) b	(1.91%)	(1.79%)	(1.67%)	(1.44%)	(0.23%)
Ratio of total expenses to average members’ capital after
Incentive Allocation [a,c]	7.36% b	6.64%	4.96%	5.38%	3.59%	2.98%
Portfolio turnover rate	48.75%	108.21%	126.05%	88.25%	111.39%	116.78%
Total return after Incentive
Allocation [d,e]	8.16%	15.14%	5.96%	8.47%	27.40%	(19.04%)
Average debt ratio [a]	31.13%	34.32%	34.24%	31.06%	32.58%	28.51%
Members’ capital at end of period (including the Adviser)	$148,956,597	$140,141,053	$127,188,861	$137,727,687	$144,365,710	$146,518,047

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Adviser.

b	Annualized

c

The ratios of net expenses to average members’ capital before Incentive Allocation were 3.51%, 3.32%, 3.55%, 3.20%, 2.80% and 2.98% for the six month period ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively. Ratios for a period of less than a full year have been annualized.

d

The total return is based on the change in value during the year of a theoretical investment made at the beginning of the year. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital contributions or withdrawals during the year. Total returns for a period of less than a full year are not annualized.

e

The total returns before Incentive Allocation were 10.19%, 18.93%, 7.59%, 10.44%, 28.37% and (19.04%) for the six month period ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively. Total returns for a period of less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements

(Unaudited)

June 30, 2013

1.	Organization

UBS Eucalyptus Fund, L.L.C. (the “Fund”) was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity-related securities (including, but not limited to, options, warrants and swaps) of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities (“PIPEs”). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

The Fund’s Board of Directors (the “Directors”) has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the “Adviser”), a Delaware limited liability company, to provide investment advice to the Fund.

The Adviser is a joint venture between UBS Alternative and Quantitative Investments LLC (“UBS A&Q”) and OrbiMed Advisors, L.L.C. (“OrbiMed”). UBS A&Q is the managing member of the Adviser, is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Investment professionals employed by OrbiMed manage the Fund’s investment portfolio on behalf of the Adviser under the oversight of UBS A&Q’s personnel. OrbiMed is also registered as an investment adviser under the Advisers Act.

Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests.

The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their sole and absolute discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offers to repurchase interests from Members twice each year in March and September. A Member’s interest, or portion thereof, in the

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

1.	Organization (continued)

Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

On May 21, 2013, the Directors approved the liquidation of the Fund. As such, the Fund is proceeding with a gradual disposition of its portfolio of investments. It is anticipated that this liquidation will continue through July 31, 2013. As a result of the liquidation, subscriptions and repurchases into the Fund have been suspended.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit spread, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers during the six month period ended June 30, 2013.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The valuation process is governed by a Valuation Policy and Procedures document (the “Valuation Policy”) which has been approved by the Directors of the Fund. The Valuation Policy governs the valuation of all securities comprising the net asset value of the Fund and defines the valuation principles and pricing conventions for each security type as described below. In addition, the Valuation Policy establishes a valuation committee (the “Valuation Committee”). The Valuation Committee is specifically responsible for the implementation of the Valuation Policy. The Valuation Committee reviews policy exceptions and the implementation of the Valuation Policy. The Valuation Committee will escalate issues to the Directors as required. The Valuation Committee also reviews and approves the specific valuation methodology implemented for new and existing investments in securities of private companies that are held in the Fund. The voting members of the Valuation Committee are non-investment team personnel.

A breakdown of the Fund’s portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, using the average of the final bid and ask prices as of the measurement date, as reported by such exchange.

Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at the average of the final bid and ask prices as of the measurement date. Other marketable securities for which market quotations are readily available are valued at the average of the final bid and ask prices as of the measurement date, as obtained from one or more dealers making markets for such securities.

Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities’ true value will be valued at the average of the final bid and ask prices provided by a reputable dealer. Options and warrants may also be valued according to a valuation model or volatility formula pursuant to the Fund’s valuation policy and procedures using inputs such as the price of underlying or reference assets, the terms of the option or warrant position, the amount of time until exercise and volatility levels which may be adjusted to more accurately reflect fair value. The level of the volatility discount used to value the warrants ranges from 0-35%. An increase in the discount level decreases the warrant value. There may be unique interactions between inputs used to determine Level 3 valuations which may have similar or divergent impact to the valuation as compared to changes to each input in isolation. Due to these factors, the Fund classifies these securities as Level 3 positions. There were no warrants held in the Fund at June 30, 2013.

Open total return swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded in the Statement of Assets, Liabilities and Members’ Capital.

When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. There were no PIPEs held in the Fund at June 30, 2013.

Consistent with its strategy, a portion of the Fund’s long portfolio may consist of investments that are not actively traded on a recognized security exchange. All such securities held by the Fund at June 30, 2013 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund’s strategy, these securities may consist of relatively illiquid or thinly traded investments, where multiple pricing sources on individual securities may not be available. Values assigned at June 30, 2013 may differ significantly from values that would have been used had a broader market for the investments existed. In the case where multiple pricing sources are not available, the Fund classifies these securities as Level 3 positions.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

For non-exchange traded securities, the valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for a company’s securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund’s issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

On occasion, the fair value of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its other assets and liabilities, such securities and other assets and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund had no such foreign securities valued by the Directors at June 30, 2013.

The Fund may hold purchased and written call and put options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets, Liabilities and Members’ Capital as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option. The Fund did not hold any purchased options or written put options at June 30, 2013.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current fair value.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

b.	Securities Transactions and Income Recognition

Securities transactions, including related revenue and expenses, are recorded on the trade-date basis and dividends are recorded on the ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments in securities and securities sold, not yet purchased. Net realized gain or loss from foreign currency transactions represents net foreign exchange gain or loss from disposition of foreign currencies and the difference between the amount of net investment income recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gain or loss from foreign currency translations arise from changes in the value of assets and liabilities, other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

d.	Income Taxes

The Fund has reclassified $1,522,705 and $3,443,783 from accumulated net investment loss and accumulated net realized gain from investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency transactions, respectively, to net capital contributions during the six month period ended June 30, 2013. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund’s Members as of June 30, 2013 and had no effect on members’ capital.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2013, the Fund did not incur any interest or penalties.

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

e.	Cash

Cash primarily consists of monies held at J.P. Morgan Chase Bank, N.A. (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

UBS A&Q provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBS A&Q a monthly management fee (the “Management Fee”) at an annual rate of 1.25% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser. The Management Fee is debited against the Members’ capital accounts, excluding the Adviser’s or Special Advisory Account and paid to UBS A&Q for the services described above and OrbiMed for their investment management services.

UBS Financial Services Inc. (“UBS FSI”), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the six month period ended June 30, 2013, UBS FSI and its affiliates earned brokerage commissions of $16,559 from portfolio transactions executed on behalf of the Fund.

The net increase (or decrease) in members’ capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee, which is similarly allocated to all Members other than the Adviser as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the “Incentive Allocation”) of 20% of the net profits, (defined as net increase in members’ capital derived from operations on the Statement of Operations) if any, that would have been credited to the Member’s capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

3.	Related Party Transactions (continued)

The Incentive Allocation for the six month period ended June 30, 2013 and the year ended December 31, 2012 was $2,841,205 and $4,833,081, respectively, and was recorded as an increase to the Adviser’s capital account. Such amounts are not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

Each Director of the Fund receives a retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with nine other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides securities servicing and settlement services for the Fund.

5.	Securities Transactions

Aggregate purchases and proceeds from sales of investment securities for the six month period ended June 30, 2013 amounted to $160,935,167 and $177,387,568, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased and written options amounting to $73,235,781 and $53,500,279, respectively, and purchases and sales of purchased options and warrants amounting to $3,287,154 and $5,015,961, respectively.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

5.	Securities Transactions (continued)

At December 31, 2012, the net tax basis of investments was $92,752,126 resulting in accumulated net unrealized appreciation on investments of $7,127,106 which consists of $24,437,934 gross unrealized appreciation and $17,310,828 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales. The tax basis of investments for 2013 will not be finalized by the Fund until after the fiscal year end.

6.	Due to Broker

The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin requires collateral that is adequate in the broker’s reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which is maintained in a segregated account held by the Custodian. For the six month period ended June 30, 2013, the Fund’s average interest rate paid on borrowings was 0.44% per annum and the average borrowings outstanding were $46,325,669. The Fund pledges cash in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker.

7.	Due from Broker

The cash due from broker (J.P. Morgan Chase & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

8.	Derivative Contracts and Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options, warrants, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

8.	Derivative Contracts and Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members’ Capital. Due to the nature of the Fund’s strategy, the Fund’s portfolio consists of a number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Fair value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative contracts serve as components of the Fund’s investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes, access to certain markets, and other independent profit opportunities. The derivative contracts that the Fund may hold include total return swaps, forward foreign currency exchange contracts, options and warrants. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the fair value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

Swap contracts represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap contract is valued at the swap contract’s settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members’ Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

8.	Derivative Contracts and Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

These agreements also contain information regarding financial terms and conditions, as well as termination and events of default provisions. The Fund’s counterparties usually have multiple specified events under which they can terminate individual transactions or the entire agreement. These events are most commonly related to declines in assets under management during a specified period, which may require closer monitoring of positions or posting of additional collateral. It is not guaranteed that counterparties will move to terminate individual transactions or entire agreements if a “trigger event” were to occur; however, it is their right to do so, which could severely impact the Fund’s portfolio.

a.	Total return swaps

The Fund has entered into total return swaps to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund’s maximum risk of loss due to counterparty default is the discounted net value of the cash flows paid to/received from the counterparty over the total return swap’s remaining life. The Fund may mitigate this risk by offsetting any payables and/or receivables with collateral held or pledged. The Fund has posted $3,887,199 as collateral at June 30, 2013 in relation to its total return swaps, which is recorded as collateral deposited with broker on swaps on the Statement of Assets, Liabilities and Members’ Capital.

b.	Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward foreign currency exchange contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward foreign currency exchange contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund did not hold any forward foreign currency exchange contracts at June 30, 2013.

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

8.	Derivative Contracts and Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

c.	Options

The Fund may have purchased and written call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current fair value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Fund purchasing a security at a price different from the current fair value. The Fund may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. The Fund did not hold any purchased options or written put options at June 30, 2013.

Written option activity for the six month period ended June 30, 2013 for the Fund is as follows:

	Number of contracts	Amount of premiums received

Options outstanding at December 31, 2012	1,574	$258,497
Options written	9,846	1,203,895
Options terminated in closing purchase transactions	(9,731)	(1,215,964)
Options expired prior to exercise	(1,339)	(155,465)

Options outstanding at June 30, 2013	350	$90,963

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

8.	Derivative Contracts and Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The following tables set forth the gross fair value of the Fund’s asset and liability derivative instruments by risk type held at June 30, 2013 and their location on the Statement of Assets, Liabilities and Members’ Capital as well as the gains and losses from derivative instruments for the six month period ended June 30, 2013 on the Statement of Operations.

Fair Value of Derivative Instruments As of June 30, 2013
Derivatives Not Accounted for as Hedging Instruments	Asset Derivatives		Liabilities Derivatives

In thousands of dollars	Statement of Assets, Liabilities and Members’ Capital Location	Fair Value	Statement of Assets, Liabilities and Members’ Capital Location	Fair Value

Equity contracts /options and warrants	Investments in securities, at fair value	$ –	Options written, at fair value	$ 1

Equity contracts / swaps	Unrealized appreciation on swaps	$ 306	Unrealized depreciation on swaps	$ 729

Total		$ 306		$ 730

The Effect of Derivative Instruments on the Statement of Operations Six month period ended June 30, 2013
Derivatives Not Accounted for as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivatives		Amount of Realized Gain or (Loss) Recognized in Income on Derivatives	Amount of Unrealized Gain or (Loss) Recognized in Income of Derivatives

In thousands of dollars

Equity contracts / options and warrants	Net realized gain/(loss) from investments in securities and written options / net change in unrealized appreciation/depreciation on investments in securities and written options		$ 722	$ 290

Equity contracts / swaps	Net realized gain/(loss) from swaps / net change in unrealized appreciation/depreciation on swaps		66	(395)

Total			$ 788	$ (105)

UBS Eucalyptus Fund, L.L.C.

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

8.	Derivative Contracts and Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Derivative contracts are subject to a master netting agreement and obligate the Fund to post collateral, including cash collateral. Collateral amounts required by the counterparty are based on notional amounts. The master netting agreement allows the counterparty to net any collateral held or liabilities owed to the Fund against liabilities owed by the Fund to the counterparty.

As of June 30, 2013 the Fund had unrealized appreciation on swaps of $306,329 and unrealized depreciation on swaps of $728,953 reflected in the Statement of Assets, Liabilities and Members’ Capital, offset by posted collateral of $3,887,199, resulting in net exposure to the counterparty of $(3,464,575).

The average quarterly net notional amount for equity swaps and average quarterly number of contracts for written options and purchased options were $(10,685,411), (1,471) and 1,710, respectively, during the six month period ended June 30, 2013. The average quarterly fair value of warrants was $437,033 during the six month period ended June 30, 2013.

9.	Indemnification and Financial Guarantees

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund would be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. There were no written put options held in the Fund at June 30, 2013. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

10.	Subsequent Events

As of June 30, 2013, the Fund had $320,289 of withdrawals payable, including withdrawals payable due to Adviser, which is scheduled to be paid during the liquidation of the Fund.

In July 2013, due to the liquidation of the Fund’s assets, the Management Fee was charged based on Investments in Securities outstanding during the period.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments

(Unaudited)

June 30, 2013

	INVESTMENTS IN SECURITIES (100.88%)
Par ($)		Fair Value

	CORPORATE BONDS (0.70%)
	MEDICAL - DRUGS (0.70%)
1,000,000	Ironwood Pharmaceuticals Inc., 11.00%, 06/15/24	$ 1,050,000

	TOTAL CORPORATE BONDS (Cost $1,000,000)	1,050,000

Shares
	COMMON STOCK (100.18%)
	DISPOSABLE MEDICAL EQUIPMENT (1.24%)
1,687,700	Shandong Weigao Group Medical Polymer Co., Ltd. – (China) (b)	1,845,165

	INSTRUMENTS - SCIENTIFIC (4.09%)
72,000	Thermo Fisher Scientific, Inc. (a)	6,093,360

	MEDICAL - BIOMEDICAL/GENETICS (28.60%)
64,000	Amgen, Inc.	6,314,240
188,000	Astex Pharmaceuticals *, (a)	772,680
36,000	Biogen Idec, Inc. *	7,747,200
43,000	Celgene Corp. *	5,027,130
168,000	Dendreon Corp. *, (a)	692,160
329,100	Dynavax Technologies Corp. *, (a)	362,010
160,000	Exact Sciences Corp. *, (a)	2,225,600
148,000	Gilead Sciences, Inc. *, (a)	7,579,080
61,000	Illumina, Inc. *, (a)	4,565,240
206,000	Incyte Corp. Ltd. *, (a)	4,532,000
8,900	Regeneron Pharmaceuticals, Inc. *, (a)	2,001,432
159,000	Sequenom, Inc. *, (a)	669,390
32,400	XOMA Corp. *, (a)	117,612

		42,605,774

	MEDICAL - DRUGS (29.68%)
51,000	Achillion Pharmaceuticals, Inc. *, (a), (c)	417,180
46,000	Actelion, Ltd. – (Switzerland) (b)	2,766,369
107,000	Bristol-Myers Squibb Co.	4,781,830
38,000	Endocyte, Inc. *, (a)	498,940
175,500	Infinity Pharmaceuticals, Inc. *, (a)	2,851,875
3,400	Lee’s Pharmaceutical Holdings Ltd. – (Cayman Islands) (b)	2,805
39,000	Medivation, Inc. *,(a)	1,918,800
104,100	Merck & Co., Inc. (a)	4,835,445
211,000	Mitsubishi Tanabe Pharma Corp. – (Japan) (b)	2,729,516
62,000	Ono Pharmaceutical Co., Ltd. – (Japan) (b)	4,200,556
219,204	Pfizer, Inc. (a)	6,139,904
36,000	Roche Holding AG – (Switzerland) (b)	8,941,501
37,000	Sanofi-Aventis SA – (France) (b)	3,829,277
452,000	Sino Biopharmaceutical – (Cayman Islands) (b)	293,123

		44,207,121

	MEDICAL - GENERIC DRUGS (7.96%)
29,000	Actavis Inc. *	3,660,380
137,000	Impax Laboratories, Inc. *, (a)	2,733,150
176,000	Mylan Laboratories, Inc. *,(a)	5,461,280

		11,854,810

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

Shares		Fair Value

	COMMON STOCK (CONTINUED)
	MEDICAL - HMO (10.96%)
34,000	Aetna, Inc.	$ 2,160,360
20,000	Centene Corp. *, (a)	1,049,200
28,000	CIGNA Corp. (a)	2,029,720
51,000	Health Net Inc. *, (a)	1,622,820
87,000	Molina Healthcare Inc. *, (a)	3,234,660
36,000	United Health Group, Inc. (a)	2,357,280
18,000	WellCare Health Plans Inc. *, (a)	999,900
35,000	Wellpoint, Inc. (a)	2,864,400

		16,318,340

	MEDICAL - HOSPITALS (3.07%)
20,000	Community Health Systems, Inc. *,(a)	937,600
101,000	HCA Holdings Inc. *,(a)	3,642,060

		4,579,660

	MEDICAL - WHOLESALE DRUG DISTRIBUTION (0.94%)
560,000	Sinopharm Group Co. – (China) (b)	1,406,439

	MEDICAL DEVICE (2.90%)
101,000	Agilent Technologies Inc.	4,318,760

	MEDICAL PRODUCTS (1.25%)
2,200,000	Biosensors International Group Ltd. – (Bermuda) *, (b)	1,864,701

	PHARMACY SERVICES (2.78%)
67,000	Express Scripts Holding Co. *	4,133,230

	THERAPEUTICS (6.71%)
47,000	Biomarin Pharmaceutical, Inc. *	2,622,130
40,000	Onyx Pharmaceuticals, Inc. *, (a)	3,472,800
7,100	QLT, Inc. – (Canada) (a), (b)	31,169
194,600	Warner Chilcott PLC – (Ireland) *, (b)	3,868,648

		9,994,747

	TOTAL COMMON STOCK (Cost $120,076,491)	149,222,107

	TOTAL INVESTMENTS IN SECURITIES (Cost $121,076,491)	150,272,107

	SECURITIES SOLD, NOT YET PURCHASED ((36.30)%)
	COMMON STOCK SOLD, NOT YET PURCHASED ((36.30)%)
	DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((1.80)%)
(37,000)	Chemed Corp.	(2,679,909)

	FILTRATION/SEPARATE PRODUCTS ((1.43)%)
(32,000)	Pall Corp.	(2,125,760)

	INSTRUMENTS - SCIENTIFIC ((2.73)%)
(36,000)	PerkinElmer Inc	(1,170,000)
(29,000)	Waters Corp. *	(2,901,450)

		(4,071,450)

	MEDICAL - BIOMEDICAL/GENETICS ((4.92)%)
(139,000)	Arena Pharmaceuticals Inc. *	(1,070,300)

The preceding notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

Shares		Fair Value

	COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
	MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
(98,800)	Ariad Pharmaceuticals, Inc. *	$ (1,728,012)
(104,000)	NPS Pharmaceuticals, Inc. *	(1,570,400)
(78,000)	Seattle Genetics, Inc. *	(2,453,880)
(21,600)	Takara Bio Inc. – (Japan) *, (b)	(502,303)

		(7,324,895)

	MEDICAL - DRUGS ((7.16)%)
(45,000)	Dainippon Sumitomo Pharma Co., Ltd. – (Japan) (b)	(593,903)
(42,000)	Eisai Co., Ltd. – (Japan) (b)	(1,710,283)
(54,000)	Johnson & Johnson	(4,636,440)
(86,000)	Shionogi & Co., Ltd. – (Japan) (b)	(1,792,127)
(43,000)	Takeda Pharmaceutical Co., Ltd. – (Japan) (b)	(1,939,307)

		(10,672,060)

	MEDICAL - GENERIC DRUGS ((2.71)%)
(103,000)	Teva Pharmaceutical Industries, Ltd. – (Israel) (b), (c)	(4,037,600)

	MEDICAL INSTRUMENTS ((3.07)%)
(336,300)	Boston Scientific Corp. *	(3,117,501)
(48,000)	Getinge AB – (Sweden) (b)	(1,449,360)

		(4,566,861)

	MEDICAL LABS & TESTING SERVICES ((4.19)%)
(32,000)	Laboratory Corp. of America Holdings *	(3,203,200)
(50,000)	Quest Diagnostics Inc.	(3,031,500)

		(6,234,700)

	MEDICAL PRODUCTS ((4.96)%)
(31,000)	Becton, Dickinson and Company	(3,063,730)
(27,000)	Covidien PLC – (Ireland) *, (b)	(1,696,680)
(72,200)	Globus Medical Inc. *	(1,217,292)
(21,000)	Varian Medical Systems, Inc. *	(1,416,450)

		(7,394,152)

	OPTICAL SUPPLIES ((1.43)%)
(20,000)	Cie Generale d’Optique Essilor International SA – (France) (b)	(2,124,993)

	THERAPEUTICS ((1.90)%)
(64,000)	Isis Pharmaceuticals, Inc. *	(1,719,680)
(29,000)	Thrombogenics NV – (Belgium) *, (b)	(1,110,325)

		(2,830,005)

	TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales $(46,768,337))	(54,062,385)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(46,768,337))	(54,062,385)

The preceding notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

Number of Contracts		Fair Value

	DERIVATIVE CONTRACTS ((0.28)%)
	WRITTEN OPTIONS (0.00%)
	MEDICAL - BIOMEDICAL/GENETICS (0.00%)
(122)	Affymax Inc., 02/28/14 $16.77 Call *	$ (95)

	MEDICAL - GENERIC DRUGS (0.00%)
(228)	Zoetis Inc., 07/20/13 $40.00 Call *	(683)

	TOTAL WRITTEN OPTIONS (Premiums $(90,963))	(778)

Notional Amount ($)
	SWAPS ((0.28)%)
2,847,631	Equity Swap, long exposure	237,329
(15,719,957)	Equity Swap, short exposure	(659,953)

	TOTAL SWAPS	(422,624)

	TOTAL DERIVATIVE CONTRACTS (Premiums $(90,963))	(423,402)

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
PURCHASED AND DERIVATIVE CONTRACTS — 64.30%		95,786,320

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 35.70%		53,170,277

TOTAL MEMBERS’ CAPITAL — 100.00%		$ 148,956,597

Percentages shown represent a percentage of members’ capital as of June 30, 2013.

*	Non-income producing security.

(a) Partially or wholly held ($71,030,047 total fair value) in a pledged account by the Custodian as collateral.

(b) Foreign security.

(c) American Depository Receipt.

The preceding notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

DERIVATIVE CONTRACTS

EQUITY SWAPS

UBS Eucalyptus Fund, L.L.C. had the following open equity swaps as of June 30, 2013:

Notional Amount	Shares	Maturity Date	Description	Unrealized Appreciation (Depreciation)

$194,799	58,000	07/18/2013	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $194,799)	$87,238

$220,122	64,700	07/19/2013	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $220,122)	$94,495

$114,396	33,900	07/22/2013	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $114,396)	$50,450

$90,003	26,700	07/23/2013	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $90,003)	$39,831

$27,818	6,000	02/14/2014	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $27,818)	$1,124

$52,153	11,000	04/24/2014	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $52,153)	$906

$452,024	99,000	05/02/2014	Agreement with Goldman Sachs & Co., to receive the total return of China Resources Sanjiu Medicine Co., Ltd. (upfront payment made by the Fund $452,024)	$25,514

$3,714	880	07/19/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $3,714)	$77

$23,300	5,500	07/22/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $23,300)	$390

$18,627	4,400	07/23/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $18,627)	$326

$139,608	33,000	07/24/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $139,608)	$2,538

$96,452	22,933	08/12/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $96,452)	$2,335

$24,445	5,592	08/20/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $24,445)	$(355)

$251,509	57,806	09/09/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $251,509)	$(2,511)

The preceding notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

EQUITY SWAPS (CONTINUED)
Notional Amount	Shares	Maturity Date	Description	Unrealized Appreciation (Depreciation)

$121,232	27,500	09/27/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $121,232)	$(2,778)

$22,586	5,500	12/27/2013	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $22,586)	$1,105

$26,844	5,566	03/18/2014	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $26,844)	$(2,869)

$42,269	8,591	04/07/2014	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $42,269)	$(5,263)

$112,619	24,805	06/03/2014	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $112,619)	$(5,773)

$565,694	125,598	06/20/2014	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $565,694)	$(26,174)

$247,417	52,179	06/24/2014	Agreement with Goldman Sachs & Co., to receive the total return of Jiangsu Hengrui Medicine Co., Ltd. (upfront payment made by the Fund $247,417)	$(23,277)

$(15,719,957)	(104,400)	06/06/2014	Agreement with Goldman Sachs & Co. to pay the total return of the Orbimed Custom Index Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 83 bps.	$(659,953)

				$(422,624)

The preceding notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

ASSETS TABLE

Description	Total Fair Value at June 30, 2013	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds
Medical - Drugs	$1,050,000	$—	$—	$1,050,000

Total Corporate Bonds	1,050,000	—	—	1,050,000

Common Stock
Disposable Medical Equipment	1,845,165	1,845,165	—	—
Instruments - Scientific	6,093,360	6,093,360	—	—
Medical - Biomedical/Genetics	42,605,774	42,605,774	—	—
Medical - Drugs	44,207,121	44,207,121	—	—
Medical - Generic Drugs	11,854,810	11,854,810	—	—
Medical - HMO	16,318,340	16,318,340	—	—
Medical - Hospitals	4,579,660	4,579,660	—	—
Medical - Wholesale Drug Distribution	1,406,439	1,406,439	—	—
Medical Device	4,318,760	4,318,760	—	—
Medical Products	1,864,701	1,864,701	—	—
Pharmacy Services	4,133,230	4,133,230	—	—
Therapeutics	9,994,747	9,994,747	—	—

Total Common Stock	149,222,107	149,222,107	—	—

Total Investments in Securities	$150,272,107	$149,222,107	$—	$1,050,000

Derivative Contracts
Swaps	306,329	—	6,771	299,558

Total Derivative Contracts	$306,329	$—	$6,771	$299,558

Total Assets	$150,578,436	$149,222,107	$6,771	$1,349,558

The preceding notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

LIABILITIES TABLE

Description	Total Fair Value at June 30, 2013	Level 1	Level 2	Level 3
Securities Sold, Not Yet Purchased
Common Stock Sold, Not Yet Purchased
Diversified Operations/Commercial Services	$(2,679,909)	$(2,679,909)	$—	$—
Filtration/Separate Products	(2,125,760)	(2,125,760)	—	—
Instruments - Scientific	(4,071,450)	(4,071,450)	—	—
Medical - Biomedical/Genetics	(7,324,895)	(7,324,895)	—	—
Medical - Drugs	(10,672,060)	(10,672,060)	—	—
Medical - Generic Drugs	(4,037,600)	(4,037,600)	—	—
Medical Instruments	(4,566,861)	(4,566,861)	—	—
Medical Labs & Testing Services	(6,234,700)	(6,234,700)	—	—
Medical Products	(7,394,152)	(7,394,152)	—	—
Optical Supplies	(2,124,993)	(2,124,993)	—	—
Therapeutics	(2,830,005)	(2,830,005)	—	—

Total Common Stock Sold, Not Yet Purchased	(54,062,385)	(54,062,385)	—	—

Total Securities Sold, Not Yet Purchased	$(54,062,385)	$(54,062,385)	$—	$—

Derivative Contracts
Written Options
Medical - Biomedical/Genetics	(95)	(95)	—	—
Medical - Generic Drugs	(683)	(683)	—	—

Total Written Options	(778)	(778)	—	—

Swaps	(728,953)	—	(728,953)	—

Total Derivative Contracts	$(729,731)	$(778)	$(728,953)	$—

Total Liabilities	$(54,792,116)	$(54,063,163)	$(728,953)	$—

The preceding notes are an integral part of these financial statements.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2012	Accrued discounts/ premiums	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	(Sales/ paydowns)	Transfers in and/or out of Level 3 *	Balance as of June 30, 2013
Investments in Securities
Corporate Bonds
Medical – Drugs	$-	$-	$-	$50,000	$1,000,000	$-	$-	$1,050,000

Total Corporate Bonds	-	-	-	50,000	1,000,000	-	-	1,050,000

Common Stock
Medical – Drugs	481,663	-	177,410	18,927	-	(678,000)	-	-

Total Common Stock	481,663	-	177,410	18,927	-	(678,000)	-	-

Warrants
Medical – Biomedical/Genetics	598,572	-	83,525	119,053	-	(801,150)	-	-

Total Warrants	598,572	-	83,525	119,053	-	(801,150)	-	-

Derivative Contracts
Swaps	-	-	-	-	-	-	299,558	299,558

Total Derivative Contracts	-	-	-	-	-	-	299,558	299,558

Ending Balance	$1,080,235	$-	$260,935	$187,980	$1,000,000	$(1,479,150)	$299,558	$1,349,558

* The transfers into Level 3 at June 30, 2013 were due to changes in the liquidity of the underlying position used to model the swaps during the period.

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2013 is $272,133.

Investments in Securities – By Country of Issuance	June 30, 2013 Percentage of Members’ Capital (%)
United States	54.64%
Switzerland	7.86%
China	2.18%
Ireland	1.46%
Bermuda	1.25%
France	1.14%
Japan	0.26%
Cayman Islands	0.20%
Canada	0.02%
Belgium	(0.75%)
Sweden	(0.97%)
Israel	(2.71%)

Investments in Derivative Contracts – By Country of Issuance	June 30, 2013 Percentage of Members’ Capital (%)
United States	(0.28%)

The preceding notes are an integral part of these financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Eucalyptus Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/5/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/5/2013

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	9/5/2013

*	Print the name and title of each signing officer under his or her signature.